ISI Strategy Fund, Inc.

666 Fifth Avenue, 11th Floor

New York, NY 10103

March 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission100 F Street, N.E.Washington, D.C.  20549

Re:	ISI Strategy Fund, Inc. (the “Registrant”) File Nos. 333-31127; 811-08291 Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for ISI Strategy Fund, Inc. dated March 1, 2015, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on February 27, 2015 (accession number 0001398344-15-001266).

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

/s/ Megan Hadley Koehler

Megan Hadley Koehler, Esq.

Assistant Secretary to the Registrant